Summary of significant accounting policies - Business combinations and goodwill - Reconciliation of carrying amount of goodwill (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 1,501
Goodwill at end of period	48,900
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,501
Acquisition through business combination	47,408
Translation reserve	(9)
Goodwill at end of period	$ 48,900